Property, Plant and Equipment, Net (Details) - Schedule of property, plant and equipment, net - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 17,964,310	$ 17,194,211
Construction in progress (“CIP”)	2,584,252	(308,732)
Less: accumulated depreciation	(3,255,669)	(2,386,346)
Impairment of fixed assets	(7,585,291)	(3,114,686)
Property, plant and equipment, net	9,707,602	11,384,447
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Subtotal	15,469,040	14,743,005
Machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	1,594,701	1,547,258
Transportation vehicles [Member]
Property, Plant and Equipment [Line Items]
Subtotal	744,885	806,782
Office and electronic equipment [Member]
Property, Plant and Equipment [Line Items]
Subtotal	$ 155,685	$ 97,166